UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Shares		Value*
COMMON STOCK—72.6%
	Aerospace & Defense—2.1%
115,300	Lockheed Martin Corp.	$15,374,102
200,000	Northrop Grumman Corp. (a)	21,502,000
		36,876,102
	Automobiles—2.1%
2,100,000	Ford Motor Co. (a)	35,931,000

	Beverages—0.8%
253,800	Molson Coors Brewing Co., Class B	13,705,200

	Capital Markets—1.2%
200,000	Ameriprise Financial, Inc. (a)	20,108,000

	Chemicals—1.6%
450,000	EI du Pont de Nemours & Co. (a)	27,540,000

	Commercial Banks—5.5%
1,300,000	Fifth Third Bancorp (a)	24,739,000
300,000	PNC Financial Services Group, Inc. (a)	22,059,000
1,164,900	Wells Fargo & Co. (a)	49,729,581
		96,527,581
	Commercial Services & Supplies—1.1%
575,000	Pitney Bowes, Inc. (a)	12,270,500
360,000	RR Donnelley & Sons Co.	6,685,200
		18,955,700
	Communications Equipment—0.9%
600,000	Cisco Systems, Inc. (a)	13,500,000
24,500	Harris Corp.	1,518,020
		15,018,020
	Consumer Finance—1.5%
1,010,000	SLM Corp. (a)	25,623,700

	Diversified Financial Services—3.1%
492,700	Citigroup, Inc.	24,033,906
590,000	JP Morgan Chase & Co. (a)	30,408,600
		54,442,506
	Diversified Telecommunication Services—1.5%
715,500	AT&T, Inc.	25,901,100

	Electric Utilities—0.0%
500	American Electric Power Co., Inc.	23,420

	Energy Equipment & Services—1.2%
200,000	Diamond Offshore Drilling, Inc.	12,386,000
150,000	Ensco PLC, Class A	8,647,500
		21,033,500
	Food & Staples Retailing—0.3%
75,000	Wal-Mart Stores, Inc.	5,756,250

	Food Products—0.2%
39,038	Bunge Ltd.	3,206,191

	Health Care Equipment & Supplies—1.1%
350,000	Medtronic, Inc. (a)	20,090,000

	Household Durables—1.5%
898,100	Newell Rubbermaid, Inc. (a)	26,610,703

	Industrial Conglomerates—2.2%
1,443,217	General Electric Co. (a)	37,725,692

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Shares		Value*
	Insurance—6.2%
57,396	American International Group, Inc.	$2,964,504
603,600	Lincoln National Corp. (a)	27,409,476
508,381	MetLife, Inc. (a)	24,051,505
700,000	The Allstate Corp. (a)	37,142,000
200,000	The Travelers Cos, Inc. (a)	17,260,000
		108,827,485
	Metals & Mining—4.6%
2,029,900	Barrick Gold Corp. (a)	39,359,761
1,130,700	Freeport-McMoRan Copper & Gold, Inc. (a)	41,564,532
		80,924,293
	Multi-Utilities—1.4%
682,600	Ameren Corp. (a)	24,696,468

	Office Electronics—1.3%
2,300,000	Xerox Corp. (a)	22,862,000

	Oil, Gas & Consumable Fuels—12.9%
79,781	Apache Corp.	7,084,553
200,000	Chevron Corp. (a)	23,992,000
650,000	ConocoPhillips (a)	47,645,000
464,369	HollyFrontier Corp. (a)	21,388,836
700,000	Marathon Oil Corp. (a)	24,682,000
770,500	Royal Dutch Shell PLC, Class A, ADR (a)	51,361,530
800,000	Total SA, ADR (a)	48,944,000
		225,097,919
	Paper & Forest Products—1.3%
500,000	International Paper Co. (a)	22,305,000

	Pharmaceuticals—7.3%
483,000	AstraZeneca PLC, ADR (a)	25,531,380
250,000	Johnson & Johnson (a)	23,152,500
430,200	Merck & Co., Inc. (a)	19,397,718
800,000	Pfizer, Inc. (a)	24,544,000
959,642	Teva Pharmaceutical Industries Ltd., ADR	35,593,122
		128,218,720
	Real Estate Investment Trust—1.5%
2,219,000	Annaly Capital Management, Inc. (a)	26,162,010

	Road & Rail—0.9%
184,100	Norfolk Southern Corp.	15,836,282

	Semiconductors & Semiconductor Equipment—2.2%
1,597,800	Intel Corp. (a)	39,034,254

	Software—2.6%
600,000	CA, Inc. (a)	19,056,000
770,000	Microsoft Corp.	27,219,500
		46,275,500
	Specialty Retail—1.6%
1,700,000	Staples, Inc.	27,404,000

	Tobacco—0.9%
300,000	Reynolds American, Inc. (a)	15,411,000

	Total Common Stock (cost-$1,222,801,215)	1,268,129,596

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—16.8%
	Aerospace & Defense—0.5%
$3,300	Triumph Group, Inc., 2.625%, 10/1/26	$8,763,563

	Airlines—0.6%
2,760	United Continental Holdings, Inc., 6.00%, 10/15/29	10,867,500

	Automobiles—0.1%
1,000	Ford Motor Co., 4.25%, 11/15/16	2,020,000

	Biotechnology—1.1%
	BioMarin Pharmaceutical, Inc.,
465	0.75%, 10/15/18	483,891
2,000	1.50%, 10/15/20	2,062,500
6,750	Corsicanto Ltd., 3.50%, 1/15/32	4,687,031
	Cubist Pharmaceuticals, Inc.,
3,500	1.875%, 9/1/20 (b)(c)	3,769,063
1,265	2.50%, 11/1/17	2,799,603
3,340	Medivation, Inc., 2.625%, 4/1/17	4,728,187
		18,530,275
	Capital Markets—0.9%
7,580	Ares Capital Corp., 5.75%, 2/1/16	8,181,663
6,795	BGC Partners, Inc., 4.50%, 7/15/16	7,020,084
		15,201,747
	Commercial Services—0.2%
3,640	Cenveo Corp., 7.00%, 5/15/17	3,792,425

	Communications Equipment—0.6%
10,250	Ixia, 3.00%, 12/15/15	11,505,625

	Computers & Peripherals—0.3%
5,000	SanDisk Corp., 0.50%, 10/15/20 (b)(c)	5,118,750

	Construction Materials—0.1%
1,005	Cemex S.A.B. de C.V., 4.875%, 3/15/15	1,165,800

	Energy Equipment & Services—0.5%
4,000	Exterran Holdings, Inc., 4.25%, 6/15/14	5,090,000
2,500	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	3,178,125
		8,268,125
	Health Care Equipment & Supplies—0.4%
5,655	HeartWare International, Inc., 3.50%, 12/15/17	6,269,981

	Health Care Providers & Services—0.4%
2,725	Healthways, Inc., 1.50%, 7/1/18 (b)(c)	2,120,391
2,200	Molina Healthcare, Inc., 1.125%, 1/15/20 (b)(c)	2,250,875
610	Omnicare, Inc., 3.50%, 2/15/44	589,031
1,500	WellPoint, Inc., 2.75%, 10/15/42 (b)(c)	1,955,625
		6,915,922
	Health Care Technology—0.1%
1,000	Medidata Solutions, Inc., 1.00%, 8/1/18 (b)(c)	1,216,875

	Hotels, Restaurants & Leisure—0.5%
5,995	MGM Resorts International, 4.25%, 4/15/15	7,358,862
1,930	Morgans Hotel Group Co., 2.375%, 10/15/14	1,855,213
		9,214,075

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Principal Amount (000s)		Value*
	Household Durables—1.1%
$5,765	DR Horton, Inc., 2.00%, 5/15/14	$8,582,644
2,000	KB Home, 1.375%, 2/1/19	1,987,500
1,500	Lennar Corp., 3.25%, 11/15/21 (b)(c)	2,511,562
6,500	The Ryland Group, Inc., 0.25%, 6/1/19	6,045,000
		19,126,706
	Insurance—0.1%
1,500	Amtrust Financial Services, Inc., 5.50%, 12/15/21	2,304,375

	Internet Software & Services—0.9%
4,500	Dealertrack Technologies, Inc., 1.50%, 3/15/17	5,366,250
4,500	Equinix, Inc., 4.75%, 6/15/16	8,985,937
1,525	Qihoo 360 Technology Co. Ltd., 2.50%, 9/15/18 (b)(c)	1,661,297
		16,013,484
	Liesure Equipment & Products—0.1%
1,300	JAKKS Pacific, Inc., 4.25%, 8/1/18 (b)(c)	1,229,313

	Machinery—2.4%
500	Chart Industries, Inc., 2.00%, 8/1/18	838,750
6,190	Greenbrier Cos, Inc., 3.50%, 4/1/18	6,766,444
	Meritor, Inc.,
7,000	4.625%, 3/1/26 (d)	7,122,500
5,020	7.875%, 3/1/26 (b)(c)	6,093,025
	Navistar International Corp.,
7,000	3.00%, 10/15/14	7,223,125
3,845	4.50%, 10/15/18 (b)(c)	3,890,659
2,000	Terex Corp., 4.00%, 6/1/15	4,401,250
4,450	Wabash National Corp., 3.375%, 5/1/18	5,709,906
		42,045,659
	Marine—0.2%
3,090	DryShips, Inc., 5.00%, 12/1/14	2,950,950

	Media—0.1%
4,000	Liberty Interactive LLC, 3.50%, 1/15/31	2,100,000

	Metals & Mining—0.3%
250	Alcoa, Inc., 5.25%, 3/15/14	362,501
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	5,438,660
		5,801,161
	Oil, Gas & Consumable Fuels—1.6%
10,800	Alpha Natural Resources, Inc., 2.375%, 4/15/15	10,179,000
2,000	Chesapeake Energy Corp., 2.50%, 5/15/37	2,040,000
7,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	7,701,562
8,975	Peabody Energy Corp., 4.75%, 12/15/41	7,471,688
		27,392,250
	Pharmaceuticals—0.1%
740	Pacira Pharmaceuticals, Inc., 3.25%, 2/1/19 (b)(c)	1,595,625

	Real Estate Investment Trust—0.5%
3,000	DDR Corp., 1.75%, 11/15/40	3,570,000
6,000	Redwood Trust, Inc., 4.625%, 4/15/18	6,082,500
		9,652,500
	Road & Rail—0.8%
5,000	Avis Budget Group, Inc., 3.50%, 10/1/14	9,800,000
1,500	Hertz Global Holdings, Inc., 5.25%, 6/1/14	4,184,070
		13,984,070

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Principal Amount (000s)		Value*
	Semiconductors & Semiconductor Equipment—0.7%
$1,500	Novellus Systems, Inc., 2.625%, 5/15/41	$2,505,937
2,000	ON Semiconductor Corp., 2.625%, 12/15/26	2,168,750
6,500	SunPower Corp., 4.75%, 4/15/14	7,820,313
		12,495,000
	Software—1.6%
3,015	Bottomline Technologies (DE), Inc., 1.50%, 12/1/17	3,740,484
3,875	Cadence Design Systems, Inc., 2.625%, 6/1/15	6,771,563
3,000	Concur Technologies, Inc., 0.50%, 6/15/18 (b)(c)	3,555,000
2,000	NetSuite, Inc., 0.25%, 6/1/18 (b)(c)	2,212,500
2,900	Nuance Communications, Inc., 2.75%, 8/15/27	3,055,875
1,500	Salesforce.com, Inc., 0.25%, 4/1/18 (b)(c)	1,640,625
3,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	3,585,000
3,230	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,133,100
		27,694,147
	Total Convertible Bonds & Notes (cost-$312,437,843)	293,235,903

Shares
CONVERTIBLE PREFERRED STOCK—9.3%
	Aerospace & Defense—0.2%
44,500	United Technologies Corp., 7.50%, 8/1/15	2,815,960

	Airlines—0.6%
228,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	10,433,753

	Auto Components—0.4%
121,700	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	7,294,698

	Automobiles—0.6%
203,705	General Motors Co., 4.75%, 12/1/13, Ser. B	10,454,141

	Biotechnology—0.5%
148,560	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (e)	9,427,618

	Capital Markets—0.4%
111,360	AMG Capital Trust I, 5.10%, 4/15/36	7,412,400

	Commercial Banks—0.3%
3,525	Huntington Bancshares, Inc., 8.50%, 12/31/49 (f)	4,508,475
790	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (f)	899,810
		5,408,285
	Communications Equipment—0.2%
41,930	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (e)	2,633,707

	Diversified Financial Services—0.4%
6,665	Bank of America Corp., 7.25%, 12/31/49, Ser. L (f)	7,181,537

	Diversified Telecommunication Services—0.7%
50,000	Intelsat SA, 5.75%, 5/1/16	2,710,000
8,780	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	8,869,995
		11,579,995
	Food Products—0.5%
78,830	Bunge Ltd., 4.875%, 12/31/49 (f)	8,663,417

	Health Care Providers & Services—0.2%
2,500	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	3,283,438

	Insurance—0.6%
133,805	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (e)	5,983,759
155,875	MetLife, Inc., 5.00%, 3/26/14	4,478,289
		10,462,048

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Shares		Value*
	IT Services—0.1%
31,360	Unisys Corp., 6.25%, 3/1/14	$2,264,819

	Metals & Mining—1.2%
470,810	ArcelorMittal, 6.00%, 1/15/16	11,402,453
220,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	4,996,200
315,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	5,361,300
		21,759,953
	Multi-Utilities—0.6%
204,100	AES Trust III, 6.75%, 10/15/29	10,278,476

	Oil, Gas & Consumable Fuels—1.0%
45,100	ATP Oil & Gas Corp., 8.00%, 12/31/49 (b)(c)(f)	2,706
	Chesapeake Energy Corp.,
99,950	5.00%, 12/31/49 (f)	9,782,606
2,000	5.75%, 12/31/49 (b)(c)(f)	2,366,750
16,265	Energy XXI Bermuda Ltd., 5.625%, 12/31/49 (f)	5,047,233
		17,199,295
	Real Estate Investment Trust—0.4%
176,800	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (f)	4,508,400
35,385	Health Care REIT, Inc., 6.50%, 12/31/49, Ser. I (f)	2,086,300
		6,594,700
	Road & Rail—0.4%
375,515	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (c)	6,728,778
	Total Convertible Preferred Stock (cost-$166,017,407)	161,877,018

Principal Amount (000s)
SHORT-TERM INVESTMENTS—1.8%
	Time Deposits—1.8%
$23,315	Bank of America-London, 0.03%, 11/1/13	23,315,274
8,478	JP Morgan Chase & Co.-Nassau, 0.03%, 11/1/13	8,478,456
	Total Short Term Investments (cost-$31,793,730)	31,793,730
	Total Investments, before call options written (cost-$1,733,050,195)— (h) 100.5%	1,755,036,247

Contracts
CALL OPTIONS WRITTEN (g)—(1.1)%
	Morgan Stanley Cyclical Flex Index, (CBOE),
250	strike price $1340, expires 11/1/13	(1,013,397)
	Morgan Stanley Cyclical Index, (ASE),
200	strike price $1340, expires 11/16/13	(822,000)
250	strike price $1350, expires 11/16/13	(820,000)
300	strike price $1390, expires 12/21/13	(624,000)
	NASDAQ 100 Flex Index, (CBOE),
100	strike price $3275, expires 11/8/13	(1,040,417)
	NASDAQ 100 Index, (CBOE),
90	strike price $3275, expires 11/16/13	(1,010,250)
135	strike price $3415, expires 12/21/13	(643,275)
	Philadelphia Oil Service Sector Flex Index, (CBOE),
1,500	strike price $278, expires 11/1/13	(1,000,171)
1,500	strike price $286, expires 11/8/13	(291,964)
1,500	strike price $290, expires 12/6/13	(534,756)

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Contracts		Value*
	Philadelphia Oil Service Sector Index, (PHL),
1,300	strike price $280, expires 11/16/13	$(851,500)
1,300	strike price $285, expires 11/16/13	(442,000)
1,200	strike price $290, expires 12/21/13	(522,000)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
7,000	strike price $65, expires 11/22/13	(520,605)
6,000	strike price $65, expires 12/6/13	(616,868)
6,000	strike price $66, expires 12/6/13	(383,453)
6,000	strike price $66.5, expires 11/8/13	(24,271)
	Philadelphia Stock Exchange KBW Bank Index,
6,000	strike price $64, expires 11/16/13, (ASE)	(840,000)
360	strike price $65, expires 11/16/13, (PHL)	(27,000)
7,000	strike price $66, expires 12/21/13, (PHL)	(525,000)
	Standard & Poor’s 500 Flex Index, (CBOE),
250	strike price $1715, expires 11/22/13	(1,344,910)
250	strike price $1720, expires 11/8/13	(1,098,544)
225	strike price $1730, expires 12/6/13	(1,034,773)
200	strike price $1735, expires 11/1/13	(541,817)
225	strike price $1765, expires 12/6/13	(528,104)
225	strike price $1775, expires 12/13/13	(470,081)
225	strike price $1785, expires 12/13/13	(372,764)
	Standard & Poor’s 500 Index, (CBOE),
500	strike price $1715, expires 11/16/13	(2,195,000)
	Total Call Options Written (premiums received-$13,631,100)	(20,138,920)

	Total Investments, net of call options written (cost-$1,719,419,095)—99.4%	1,734,897,327
	Other assets less other liabilities—0.6%	10,848,433
	Net Assets—100.0%	$1,745,745,760

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”), NFJ Investment Group LLC and Allianz Global Investors U.S. LLC (the “Sub-Advisers”), also affiliates of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Advisers monitor the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b) Private Placement—Restricted as to resale and may not have a readily available market.  Securities with an aggregate value of $43,190,641, representing 2.5% of net assets.

(c) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(e) Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(f) Perpetual maturity. Maturity date shown is the next call date.

(g) Non-income producing.

(h) At October 31, 2013, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,734,144,430. Gross unrealized appreciation was $186,758,965, gross unrealized depreciation was $165,867,148 and net unrealized appreciation was $20,891,817. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Other Investments:

Transactions in call options written for the nine months ended October 31, 2013:

	Contracts	Premiums
Options outstanding, January 31, 2013	54,662	$14,374,714
Options written	238,115	69,591,762
Options terminated in closing purchase transactions	(167,007)	(53,710,779)
Options expired	(75,685)	(16,624,597)
Options outstanding, October 31, 2013	50,085	$13,631,100

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2013 were intended to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 and 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

A summary of the inputs used at October 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/2013
Investments in Securities - Assets
Common Stock	$1,268,129,596	—	—	$1,268,129,596
Convertible Bonds & Notes	—	$293,235,903	—	293,235,903
Convertible Preferred Stock:
Airlines	—	10,433,753	—	10,433,753
Biotechnology	—	—	$9,427,618	9,427,618
Capital Markets	—	7,412,400	—	7,412,400
Communications Equipment	—	—	2,633,707	2,633,707
Diversified Telecommunication Services	8,869,995	2,710,000	—	11,579,995
Health Care Providers & Services	—	3,283,438	—	3,283,438
Insurance	4,478,289	—	5,983,759	10,462,048
Metals & Mining	10,357,500	11,402,453	—	21,759,953
Oil, Gas & Consumable Fuels	—	17,199,295	—	17,199,295
Road & Rail	—	6,728,778	—	6,728,778
All Other	60,956,033	—	—	60,956,033
Short-Term Investments	—	31,793,730	—	31,793,730
Total Investments in Securities - Assets	1,352,791,413	384,199,750	18,045,084	1,755,036,247
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	(9,322,025)	(10,816,895)	—	(20,138,920)
Totals	$1,343,469,388	$373,382,855	$18,045,084	$1,734,897,327

At October 31, 2013, a security valued at $2,366,750 was transferred from Level 1 to Level 2.

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

October 31, 2013 (unaudited)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2013, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/13	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/13
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	—	$8,224,728	—	—	—	$1,202,890	—	—	$9,427,618
Communications Equipment	—	2,586,410	—	—	—	47,297	—	—	2,633,707
Insurance	—	5,712,001	—	—	—	271,758	—	—	5,983,759
Totals	—	$16,523,139	—	—	—	$1,521,945	—	—	$18,045,084

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at October 31, 2013, was $1,521,945.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at October 31, 2013:

	Ending Balance	Valuation	Unobservable	Input
	at 10/31/13	Technique Used	Inputs	Values
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	$9,427,618	Third Party Pricing Vendor	Single Broker Quote	$63.46
Communications Equipment	2,633,707	Third Party Pricing Vendor	Single Broker Quote	$62.81
Insurance	5,983,759	Third Party Pricing Vendor	Single Broker Quote	$44.72

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

PHL — Philadelphia Stock Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a)         The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: December 23, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: December 23, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 23, 2013